Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Income (loss) before income taxes	$ 2,412,946	$ 1,796,080
Statutory tax rate	26.50%	26.50%
Expected income tax expense (recovery) based on statutory rate	$ 639,000	$ 476,000
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	928,000	164,000
Permanent differences	441,000	279,000
Change in benefit of tax assets not recognized	688,000	255,000
Other	(181,942)	293,901
Income tax expense	$ 2,514,058	$ 1,467,901